Shareholders’ Equity (Details) $ / shares in Units, ¥ in Millions							12 Months Ended
	Mar. 18, 2024 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Nov. 07, 2022 shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Mar. 05, 2018 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Jun. 29, 2022 shares
Shareholders’ Equity [Line Items]
Public price per share (in Dollars per share) | $ / shares					$ 4
Gross proceeds (in Dollars) | $					$ 15,000,000
Offering fees and expenses				¥ 88.2	$ 13,900,000
Common stock for issuance									5,300,000
Common stock issued and granted			5,300,000
Common stock granted fair value (in Dollars) | $							$ 9,301,500,000
Share issuance per share (in Dollars per share) | $ / shares							$ 1.755
Common stock granted (in Dollars) | $		$ 1,179,700
Date of issuance price per share (in Dollars per share) | $ / shares		$ 0.251
Aggregate of units		373,846,160
Ordinary share		1
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Initial exercise price per share (in Dollars per share) | $ / shares		$ 0.33
Purchase price per share (in Dollars per share) | $ / shares		$ 0.13
Aggregate purchase (in Dollars) | $		$ 48,600,000
Ordinary shares authorized							990,000,000	990,000,000
Ordinary shares issued							392,113,953	13,567,793
Ordinary shares outstanding							392,113,953	13,567,793
Share issued	373,846,160					100,000
Warrants to purchase	1,121,538,480
Warrants exercise price per share (in Dollars per share) | $ / shares	$ 0.33
Warrant term	5 years
Fair value of shares (in Dollars) | $	$ 242,800,000
Weighted average fair value (in Dollars per share) | $ / shares							$ 0.22
Warrants outstanding (in Dollars) | $
Grandsky Phoenix Limited [Member]
Shareholders’ Equity [Line Items]
Repurchase of ordinary shares				3,750,000	3,750,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares of common stock		4,700,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares authorized							990,000,000
Ordinary shares issued							392,113,953
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares of common stock							4,700,000
Ordinary shares outstanding							392,113,953
Share issued							373,846,160	5,300,000